Offsets	Oct. 15, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	EyePoint Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-281391
Initial Filing Date	Aug. 08, 2024
Fee Offset Claimed	$ 23,822.25
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 227,354,232.00
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $227,354,232 of unsold securities (the "Unsold Securities") previously registered pursuant to the registrant's Registration Statement on Form S-3 (File No. 333-281391) filed with the Securities and Exchange Commission on August 8, 2024 and declared effective on August 16, 2024 (the "Prior Registration Statement"). The Prior Registration Statement registered securities for primary offerings in accordance with Rule 415(a)(1)(x) with a proposed maximum aggregate offering price of $400,000,000. The registrant sold an aggregate of $172,645,768 of such securities under the Prior Registration Statement, leaving the balance of $227,354,232 of Unsold Securities, in respect of which the registrant paid an aggregate registration fee of $23,822.25 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee of $23,822.25 associated with the offering of the Unsold Securities is hereby applied to offset the filing fees due in connection with the securities registered hereunder of $23,822.25. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	EyePoint Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-281391
Filing Date	Aug. 08, 2024
Fee Paid with Fee Offset Source	$ 23,822.25